5. Borrowings (Details-Note Maturity Schedule) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total notes payable	$ 3,239	$ 1,502
Notes Offering
Notes payable maturing in year 2014	430
Notes payable maturing in year 2015	74
Notes payable maturing in year 2016	8
Notes payable maturing in year 2017	727
Notes payable maturing in year 2018	500
Total notes payable	$ 1,739	$ 2	$ 0